Leases and Restricted Cash - Commitment Under Capital Leases (Detail) - Suezmax Tankers [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Commitment under capital lease
2016	$ 7,673
2017	30,953
2018	$ 27,296